UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2007.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		9/30/07

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  109,214 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                            Title of             Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer              Class   Cusip        (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
----------------------------------------------   --------------------    ----    ------  ----    ------------------------

Accenture                   COM     G1150G111        1948   48390SH              Sole               48390
Covidien Limited            COM     G2552X108        1934   46600SH              Sole               46600
Genco Shipping & Trading    COM     Y2685T107        2298   35070SH              Sole               35070
AT&T Corporation            COM     00206R102         621   14678SH              Sole               14678
Abbott Laboratories         COM     002824100        2295   42799SH              Sole               42799
Adobe Systems               COM     00724F101        2912   66700SH              Sole               66700
Agrium Inc                  COM     008916108        1524   28020SH              Sole               28020
American Express            COM     025816109        2703   45535SH              Sole               45535
Apple Computer              COM     037833100        2547   16595SH              Sole               16595
AstraZeneca PLC ADR         COM     046353108        1922   38385SH              Sole               38385
Axa                         COM     054536107        2407   53950SH              Sole               53950
Bank of America Corp        COM     060505104         336    6690SH              Sole                6690
Chevron Corp                COM     166764100         475    5072SH              Sole                5072
Chubb Corporation           COM     171232101         323    6021SH              Sole                6021
Coach Inc                   COM     189754104        1981   41900SH              Sole               41900
Coca-Cola Co                COM     191216100         840   14610SH              Sole               14610
Colgate-Palmolive           COM     194162103         384    5385SH              Sole                5385
CommScope Inc               COM     203372107        1738   34600SH              Sole               34600
ConocoPhillips              COM     20825C104        2920   33267SH              Sole               33267
Coventry Health Care        COM     222862104        1589   25535SH              Sole               25535
Crocs Inc                   COM     227046109        2010   29890SH              Sole               29890
Diamond Offshore Drilling   COM     25271C102        2640   23305SH              Sole               23305
Duke Energy                 COM     26441C105        2194  117392SH              Sole              117392
Emerson Corp                COM     291011104        2904   54575SH              Sole               54575
Ennis Inc                   COM     293389102         297   13486SH              Sole               13486
Exxon Mobil                 COM     30231G102        1619   17494SH              Sole               17494
Frontier Oil Corp           COM     35914P105        1671   40130SH              Sole               40130
General Electric            COM     369604103         564   13612SH              Sole               13612
General Mills               COM     370334104        2043   35225SH              Sole               35225
Gilead Sciences             COM     375558103        2586   63270SH              Sole               63270
Google Inc Class A          COM     38259P508        2313    4077SH              Sole                4077
Hewlett-Packard Inc         COM     428236103        3037   61000SH              Sole               61000
Honeywell Inc               COM     438516106        2193   36875SH              Sole               36875
ITT Corp                    COM     450911102        1859   27365SH              Sole               27365
Intuitive Surgical          COM     46120E602        3312   14400SH              Sole               14400
Johnson & Johnson           COM     478160104        1020   15524SH              Sole               15524
Jupitermedia Corporation    COM     48207D101        1122  177228SH              Sole              177228
L-3 Communications Holdings COM     502424104        2455   24032SH              Sole               24032
Loews Corp                  COM     540424108        1990   41155SH              Sole               41155
Manor Care                  COM     564055101        2287   35520SH              Sole               35520
McDonalds Corp              COM     580135101         304    5575SH              Sole                5575
Medco Health Solutions Inc  COM     58405U102        2316   25620SH              Sole               25620
Merck & Co Inc              COM     589331107         279    5400SH              Sole                5400
Monsanto Co                 COM     61166W101        1878   21900SH              Sole               21900
NII Holdings                COM     62913F201        2069   25190SH              Sole               25190
Northern Trust Corp         COM     665859104        2083   31430SH              Sole               31430
John Nuveen                 COM     67090F106         359    5800SH              Sole                5800
Oracle Systems              COM     68389X105         358   16556SH              Sole               16556
Patriot Scientific Corp     COM     70336N107           5   10000SH              Sole               10000
PepsiCo Inc                 COM     713448108        3667   50054SH              Sole               50054
Petsmart Inc                COM     716768106        1703   53390SH              Sole               53390
T Rowe Price Group          COM     74144T108        2224   39940SH              Sole               39940
Procter & Gamble            COM     742718109         808   11490SH              Sole               11490
Roper Industries            COM     776696106        2163   33025SH              Sole               33025
StatoilHydro ASA ADR        COM     85771P102        2350   69290SH              Sole               69290
Thermo Fisher               COM     883556102        2095   36290SH              Sole               36290
Tiffany & Co                COM     886547108        1259   24045SH              Sole               24045
Under Armour Inc            COM     904311107        2119   35420SH              Sole               35420
Unilever NV                 COM     904784709        2090   67735SH              Sole               67735
Verizon Communications      COM     92343V104        2563   57890SH              Sole               57890
Wachovia Corp               COM     929903102        2372   47302SH              Sole               47302
Waste Management            COM     94106L109         337    8927SH              Sole                8927